NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Notes Payable
SCHEDULE OF NOTE PAYABLE	The aggregate balance of the notes payable is as follows at:
	December 31, 2022	December 31, 2021
Notes payable	$-	$2,650,000
Less: unamortized discount	-	(2,203,226)
Notes payable, net	$-	$446,774